ETF 50
ETF 50™—Fund Summary
Investment Objective

The ETF 50™ (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ETF Labs/ISE ETF 50™ Index (the “Underlying Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETF 50 ETF 50
Management Fee	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.12%	[1],[2]
Total Annual Fund Operating Expenses	0.77%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the Underlying ETFs (as defined below) in which the Fund invests. The actual Underlying ETF expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Underlying ETFs for each Underlying ETF's most recent fiscal period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example	1 Year	3 Years
ETF 50 | ETF 50 | USD ($)	79	247

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Fund is a “fund of funds,” which means that the Underlying Index tracks the performance of exchange-traded funds (“ETF”) listed in the United States. The ETFs that are the components of the Underlying Index are selected using a proprietary methodology of the International Securities Exchange, LLC (“ISE” or the “Index Provider”). ETFs eligible for inclusion in the Underlying Index are any that meet the following criteria (collectively, the “Component Eligibility Requirements”):

(i) the ETF must be listed on a United States exchange;

(ii) the ETF may not be an exchange-traded note;

(iii) the ETF must not be “leveraged” or “inverse;”

(iv) the ETF must have over $100 million in assets;

(v) the ETF must have over $1 million trailing average daily value traded over the last three (3) months; and

(vi) the ETF must not itself track the Underlying Index.

Any ETF that meets the Component Eligibility Requirements is eligible for inclusion in the Underlying Index, without regard to what types of securities or other financial instruments the ETF invests in. For example, an underlying ETF may invest in foreign securities, derivatives, emerging market securities, or high yield securities (commonly known as “junk bonds”). The risks posed by these types of investments are disclosed below in the “Principal Risks” section.

ETFs meeting the Component Eligibility Requirements are categorized as either equity or non-equity. Each category’s components are then ranked by (i) fees, in ascending order, (ii) total return of the last 60 trading days, in descending order, and (iii) volatility of the last 60 trading days (where volatility is the degree of fluctuation in a company’s share price over time), in ascending order. The three ranks are then summed to compute a final rank (any ties are broken by the higher total return). The top twenty five components in each of the equity and non-equity categories are selected for the index (each an “Underlying ETF” and, together, the “Underlying ETFs”). The 50 Underlying ETFs are initially weighted equally in the Underlying Index.

The Index Provider conducts a quarterly review in March, June, September and December of each year. At this time, the Index Provider repeats the selection methodology described above and reconstitutes/rebalances the Underlying Index, as needed. Following each quarterly review each Underlying ETF is equally weighted in the Underlying Index. Component changes become effective at the opening on the next trading day after the re-balancing. Changes are announced on the Index Provider's publicly available website at least five trading days prior to the effective date. As of November 3, 2015, the three largest positions in the Index were Schwab US Dividend Equity ETF (2.13%), IShares Core High Dividend ETF (2.12%) and Consumer Discretionary Select Sector SPDR Fund (2.11%).

Weightings are generally assigned only at the time of each rebalance of the Underlying Index, but may be adjusted in between rebalance dates if a company’s weight exceeds 24% of the Underlying Index. The relative weight of any such Underlying ETF will be adjusted such that its new weight is no more than 20% of the Underlying Index. Unscheduled component changes may also occur between review periods if an Underlying ETF is delisted and, whenever possible, such interim component changes are announced on the Index Provider’s publicly available website five trading days prior to component changes becoming effective. As of October 31, 2015, the Underlying Index included Underlying ETFs with minimum and maximum market capitalizations of $615,450,000 and $27,614,200,000, respectively.

The Underlying Index is developed and owned by ISE, and the Underlying Index is calculated and maintained by Structured Solutions. The ISE is independent of the Fund and the Adviser.

The Fund will invest at least 80% (but typically far more) of its total assets in the component securities of the Underlying Index and in depositary receipts representing such securities.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, timing variances, and other factors.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments ( i.e ., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The Fund is a fund of 50 ETFs that will include a wide variety of underlying equity and debt securities.  The 50 funds will change from time to time, according to the calculation of the Underlying Index, which is quantative and does not seek diversification. The Fund will therefore have a wide variety of investment risks, which may change from time to time, depending on the composition of the Underlying Index at any particular time. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Acquired Fund Fees and Expenses. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying ETFs in which it invests (including operating expenses and management fees), while continuing to pay its own management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying ETFs.

Market Risk . The values of securities in the Underlying Index could decline generally or could underperform other investments.

Market Trading Risk . An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues . Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV .   The NAV of Fund shares will generally fluctuate with changes in the market value of the Underlying ETFs. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares .   Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Momentum and Correlation Risk. Underlying ETFs are selected based in part on their total return over the prior 60 days. Accordingly, although the Fund's investment strategy of investing in 50 different Underlying ETFs provides a certain level of diversification, because the selection of underlying ETFs is based in part on their past performance over a relatively short period, the Fund’s holdings may be weighted more heavily towards Underlying ETFs that invest in industries or economic sectors that have outperformed other industries or sectors over the same period. By way of example, high tech stocks, energy stocks, and financial stocks have at times outperformed the general market. There is no assurance that any industries or economic sectors that may be overweighted in the Fund's portfolio will continue to outperform the general market, and to the extent they underperform the general market, their concentration in the Fund's portfolio may adversely impact the Fund's performance.

New Fund Risk .   There can be no assurance that the Fund will grow or maintain an economically viable size.

Passive Investment Risk . The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Tracking Error Risk . The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Valuation Risk . The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Fund of Funds Risk . Because the Fund is a fund of funds, its investment performance depends largely on the investment performance of the Underlying ETFs in which it invests. The market value of the shares of other investment companies may be less than their NAVs. An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Underlying Index. The Fund may be subject to the following risks as a result of its investment in the Underlying ETFs:

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Consumer Discretionary, Services and Staples Sector Risk. The success of consumer product manufacturers and retailers is generally tied to the performance of domestic and international economies, the level of regulation, and a variety of other factors that cannot be predicted.

Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Currency Risk. Indirect and direct exposure to foreign currencies subjects an Underlying ETF to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk. Underlying ETFs may invest in certain types of derivatives contracts, including futures, options and swaps, which can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses to the Fund.

Equity Securities Risk . Equity securities risk is the risk that the value of the securities an Underlying ETF holds will fall due to general market and economic conditions, perceptions regarding the industries in which an Underlying ETF invests or factors relating to securities of specific companies that an Underlying ETF holds. Equity securities also may be more volatile than those of other asset classes.

Foreign Investments Risk. Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in U.S. companies. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, including the following specific risks:

Currency Risk : Indirect and direct exposure to foreign currencies will subject an Underlying ETF to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. Underlying ETFs may invest in depositary receipts. Investment in depositary receipts may be more or less liquid than the underlying shares in their primary trading market.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for an Underlying ETF to buy and sell securities. These factors could result in a loss to the Fund by causing an Underlying ETF to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk : Underlying ETFs may invest in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. Underlying ETFs that invest in foreign companies may be subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where an Underlying ETF invests could cause the Underlying ETF’s investments in that country to experience gains or losses. An Underlying ETF also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Reliance on Trading Partners Risk : An Underlying ETF invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which an Underlying ETF invests.

Healthcare Sector Risk. The profitability of companies in the healthcare industry may be affected by extensive government regulations, litigation, and is generally experiencing rapid evolution and innovation in healthcare delivery channels.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by an Underlying ETF to decline.

Leverage Risk. Certain Underlying ETF transactions, such as TBA Transactions or derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an Underlying ETF’s portfolio securities. The use of leverage may cause an Underlying ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Management Risk . Certain Underlying ETFs are subject to management risk because they are actively managed portfolios. In managing such an Underlying ETF’s portfolio securities, an investment adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying ETF, but there can be no guarantee that these will produce the desired results. Other Underlying ETFs may not fully replicate their respective index, they are subject to the risk that their respective investment adviser’s investment strategy may not produce the intended results.

Non-Diversification Risk . The Underlying ETFs may be non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of its assets in securities issued by or representing a single or a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Underlying’s performance.

Oil and Gas Industry Risk. The profitability of companies in the oil and gas industry is related to worldwide energy prices, which have experienced significant recent volatility, as well as additional risks involved with oil and gas exploration, production and other variables.

Prepayment Risk. During periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security’s maturity, causing an Underlying ETF to have to reinvest in securities with a lower yield, resulting in a decline in the Underlying ETF’s income.

Risk of Investing in Emerging Markets. Underlying ETFs’ investments in emerging markets may be subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Tax Risk . To qualify for the favorable tax treatment generally available to regulated investment companies, an Underlying ETF must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Underlying ETF generally may not acquire a security if, as a result of the acquisition, more than 50% or more of the value of the Underlying ETF’s assets would be invested in (a) issuers in which the Underlying ETF has, in each case, invested more than 5% of the Underlying ETF’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When an Underlying ETF is concentrated in a relatively small number of securities, it may not be possible for the Underlying ETF to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Underlying ETF’s efforts to satisfy the diversification requirements may cause the Underlying ETF’s return to deviate from that of its referenced index, and the Underlying ETF’s efforts to replicate its referenced index may cause it inadvertently to fail to satisfy the diversification requirements. If an Underlying ETF were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Underlying ETF in computing its taxable income.

Tecnology Sector Risk. Technology companies are subject to intensive competition and rapid product obsolescence and are highly dependent on the performance of domestic and international economies and the protection afforded by patent and intellectual property rights.

Tracking Error Risk . An Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its underlying index. To the extent the Underlying ETF utilizes a sampling approach, it may experience tracking error to a greater extent than if the fund sought to replicate the index.

Valuation Risk . The sales price that an Underlying ETF could receive for a security may differ from the fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Underlying ETF’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.